Note 22 - Capital Adequacy	12 Months Ended
Dec. 31, 2011
Capital Requirements on Trust Assets [Text Block]
NOTE 22 – CAPITAL ADEQUACY

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited; as are asset growth and expansion, and capital restoration plans are required.

At year end 2011 and 2010, the most recent regulatory notifications categorize us as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed that classification.

Actual and required capital amounts at year end and ratios are presented below:

(In thousands of dollars)	Actual		Minimum Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to Risk Weighted Assets
Consolidated	$163,919	16.55%	$79,233	8.00%	$99,041	10.00%
Firstbank – Alma	32,595	15.02%	17,358	8.00%	21,698	10.00%
Firstbank – Mt. Pleasant	37,793	13.05%	23,165	8.00%	28,957	10.00%
Firstbank – West Branch	22,843	13.39%	13,649	8.00%	17,062	10.00%
Keystone Community Bank	26,838	14.03%	15,299	8.00%	19,123	10.00%
Firstbank – West Michigan	20,035	16.95%	9,454	8.00%	11,818	10.00%

Tier 1 (Core) Capital to Risk Weighted Assets
Consolidated	$151,473	15.29%	$39,616	4.00%	$59,425	6.00%
Firstbank – Alma	29,855	13.76%	8,679	4.00%	13,019	6.00%
Firstbank – Mt. Pleasant	34,168	11.80%	11,583	4.00%	17,374	6.00%
Firstbank – West Branch	20,693	12.13%	6,825	4.00%	10,237	6.00%
Keystone Community Bank	24,416	12.77%	7,649	4.00%	11,474	6.00%
Firstbank – West Michigan	18,533	15.68%	4,727	4.00%	7,091	6.00%

Tier 1 (Core) Capital to Average Assets
Consolidated	$151,473	10.30%	$58,840	4.00%	$73,551	5.00%
Firstbank – Alma	29,855	8.22%	14,536	4.00%	18,170	5.00%
Firstbank – Mt. Pleasant	34,168	8.31%	16,443	4.00%	20,554	5.00%
Firstbank – West Branch	20,693	8.39%	9,871	4.00%	12,338	5.00%
Keystone Community Bank	24,416	10.09%	9,680	4.00%	12,100	5.00%
Firstbank – West Michigan	18,533	9.72%	7,625	4.00%	9,531	5.00%

	Amount	Ratio	Amount	Ratio	Amount	Ratio
2010
Total Capital to Risk Weighted Assets
Consolidated	$159,222	15.94%	$79,896	8.00%	$99,870	10.00%
Firstbank – Alma	22,337	15.18%	11,771	8.00%	14,714	10.00%
Firstbank – Mt. Pleasant	37,663	13.10%	22,998	8.00%	28,748	10.00%
Firstbank – West Branch	23,582	13.56%	13,917	8.00%	17,396	10.00%
Firstbank – St. Johns	8,706	12.67%	5,496	8.00%	6,870	10.00%
Keystone Community Bank	25,136	12.38%	16,249	8.00%	20,311	10.00%
Firstbank – West Michigan	18,338	15.36%	9,552	8.00%	11,940	10.00%

Tier 1 (Core) Capital to Risk Weighted Assets
Consolidated	$146,619	14.68%	$39,948	4.00%	$59,922	6.00%
Firstbank – Alma	20,492	13.93%	5,886	4.00%	8,828	6.00%
Firstbank – Mt. Pleasant	34,059	11.85%	11,499	4.00%	17,249	6.00%
Firstbank – West Branch	21,400	12.30%	6,959	4.00%	10,438	6.00%
Firstbank – St. Johns	7,834	11.40%	2,748	4.00%	4,122	6.00%
Keystone Community Bank	22,554	11.10%	8,124	4.00%	12,187	6.00%
Firstbank – West Michigan	16,817	14.08%	4,776	4.00%	7,164	6.00%

Tier 1 (Core) Capital to Average Assets
Consolidated	$146,619	10.02%	$58,518	4.00%	$73,148	5.00%
Firstbank – Alma	20,492	7.51%	10,911	4.00%	13,639	5.00%
Firstbank – Mt. Pleasant	34,059	8.73%	15,607	4.00%	19,508	5.00%
Firstbank – West Branch	21,400	8.64%	9,910	4.00%	12,388	5.00%
Firstbank – St. Johns	7,834	8.25%	3,800	4.00%	4,750	5.00%
Keystone Community Bank	22,554	9.18%	9,828	4.00%	12,285	5.00%
Firstbank – West Michigan	16,817	8.76%	7,683	4.00%	9,604	5.00%